4. Summary of significant accounting practices (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of changes in accounting estimates [line items]
Taxable income	30.00%
Description of hedge instruments	(1) hedged: highly probable sales revenue in US$; (2) hedge instrument: lease contracts linked to the US$; (3) amount designated: (1) hedged object: highly probable sales revenue in US$; (2) hedge instrument: 50 lease agreements linked to US$; (3) designated amount: 60 months of highly probable revenues based on a range of 80 to 85% of historically earned revenues, totaling US$903,102 at the initial adoption; (4) nature of the hedged risk: exchange rate change; (5) specification of the hedged risk: USD/BRL spot exchange rate change; (6) type of hedge: cash flow.
Revenue	R$ 903,102
Restricted Shares, grant date	At the end of three or four years.
Lease term	12 months
IRPJ [member]
Disclosure of changes in accounting estimates [line items]
Applicable tax rate	10.00%
CSLL [member]
Disclosure of changes in accounting estimates [line items]
Applicable tax rate	9.00%
Additional applying tax [member]
Disclosure of changes in accounting estimates [line items]
Applicable tax rate	15.00%